Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Allowance for doubtful accounts
Amortized finite estimated useful lives			5 years		5 years
Total identifiable assets percentage	0.00%		0.00%		41.00%	41.00%
Goodwill					$ 1,373,621	$ 1,373,621
Advertising expense					9,350	4,426
Other comprehensive gain (loss) from translation	(6,769)	$ (4,239)	(19,869)	$ 14,373	11,952	(46,725)
Cash equivalents